SCHEDULE OF REVENUE RECOGNITION (Details) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,350,386	$ 298,484	$ 7,154,429		$ 319,143		$ 2,532,499		$ 4,803
Health Care, Patient Service [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			6,259,806	[1]	$ 248,654	[1]	$ 2,199,558	[2]		[2]
Health Care, Patient Service [Member] | CyPath® Lung [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 332,000

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $332,000 and $24,000 for the nine months ended September 30, 2024 and 2023.
[2]	Patient services fees includes direct billing for CyPath® Lung diagnostic test.